SCHEDULE OF PLANT AND EQUIPMENT (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 144,237	$ 1,122,295	$ 1,107,895
Less: accumulated depreciation	(101,115)	(786,764)	(505,345)
Plant and equipment, net	43,122	335,531	602,550
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	25,193	196,022	196,022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	23,895	185,927	185,927
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	37,271	290,000	290,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 57,878	$ 450,346	$ 435,946